Notes Payable (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Debt instrument interest rate		2.00%	2.00%	2.00%	2.00%
Debt principal amount			$ 2,304,602	$ 2,458,024
Debt converted into shares, value				94,593	$ 38,552
Conversion price per share	$ 0.08
Lender [Member]
Short-term Debt [Line Items]
Debt converted into shares, value	$ 15,000
Debt converted into shares	187,500
Proceeds from loans					87,500
Interest Expense, Debt					18,300
Interest paid as common stock					15,800
Lender [Member] | Common Stock to be Issued [Member]
Short-term Debt [Line Items]
Interest paid as common stock					15,800
Investor [Member]
Short-term Debt [Line Items]
Debt principal amount						$ 15,000
Note Payable [Member]
Short-term Debt [Line Items]
Note payable		$ 7,986	1,986	$ 2,986	7,986
Debt instrument interest rate				2.00%
Repaid note			$ 1,000	$ 5,000	10,014
Promissory Note [Member] | Pride Partners LLC [Member]
Short-term Debt [Line Items]
Note payable		$ 75,000			$ 75,000
Debt instrument interest rate		10.00%			10.00%
Debt maturity date		Jun. 20, 2020			Jun. 20, 2020
Interest Paid [Member] | Lender [Member]
Short-term Debt [Line Items]
Interest Expense, Debt					$ 2,500